Goodwill, Intangible and Long-Lived Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying value of intangible assets
Weighted-average amortization period	11 years	11 years	11 years
Gross	$ 444,868	$ 383,487	$ 361,603
Accumulated amortization	(260,065)	(237,736)	(228,633)
Net value	184,803	145,751	132,970
Trademarks with indefinite lives	162,750	160,122	187,534
Total intangible assets	347,553	305,873	320,504
Software [Member]
Carrying value of intangible assets
Weighted-average amortization period	8 years	7 years	8 years
Gross	107,779	109,401	107,141
Accumulated amortization	(66,106)	(60,030)	(57,480)
Net value	41,673	49,371	49,661
All Other [Member]
Carrying value of intangible assets
Weighted-average amortization period	12 years	13 years	13 years
Gross	337,089	274,086	254,462
Accumulated amortization	(193,959)	(177,706)	(171,153)
Net value	$ 143,130	$ 96,380	$ 83,309